SEGMENT REPORTING (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 26, 2014	Jul. 27, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Jul. 28, 2013	Apr. 28, 2013	Jan. 27, 2013	Oct. 26, 2014 segment	Oct. 27, 2013	Oct. 28, 2012
SEGMENT REPORTING
Number of reportable business segments									5
Operating profit and other financial information
Sales	$ 2,543,771	$ 2,284,947	$ 2,244,866	$ 2,242,672	$ 2,323,202	$ 2,159,525	$ 2,152,686	$ 2,116,241	$ 9,316,256	$ 8,751,654	$ 8,230,670
Segment Operating Profit									961,705	828,818	781,192
Net interest and investment expense (income)									9,468	7,482	6,339
General corporate expense									33,434	26,694	21,429
Noncontrolling interest									3,349	3,865	4,911
EARNINGS BEFORE INCOME TAXES									922,152	798,507	758,335
Assets	5,455,619				4,915,880				5,455,619	4,915,880	4,563,966
Additions to Property, Plant and Equipment									159,138	106,762	132,303
Depreciation and Amortization									130,044	124,850	119,494
Intersegment sales
Operating profit and other financial information
Sales									167,422	140,887	137,852
Operating segment
Operating profit and other financial information
Sales									9,316,256	8,751,654	8,230,670
Intersegment elimination
Operating profit and other financial information
Sales									(167,422)	(140,887)	(137,852)
Corporate
Operating profit and other financial information
Assets	712,928				810,077				712,928	810,077	1,120,438
Additions to Property, Plant and Equipment									32,291	8,697	7,167
Depreciation and Amortization									6,821	6,000	5,943
Grocery Products
Operating profit and other financial information
Sales									1,558,265	1,517,557	1,170,871
Segment Operating Profit									195,064	213,646	181,251
Assets	1,249,631				1,237,405				1,249,631	1,237,405	683,601
Additions to Property, Plant and Equipment									31,741	10,100	17,966
Depreciation and Amortization									25,883	22,912	15,870
Grocery Products | Operating segment
Operating profit and other financial information
Sales									1,558,265	1,517,557	1,170,871
Refrigerated Foods
Operating profit and other financial information
Sales									4,644,179	4,251,515	4,222,752
Segment Operating Profit									338,020	232,692	228,665
Assets	1,215,694				1,218,418				1,215,694	1,218,418	1,171,161
Additions to Property, Plant and Equipment									61,183	58,523	67,003
Depreciation and Amortization									57,709	57,879	60,229
Refrigerated Foods | Intersegment sales
Operating profit and other financial information
Sales									23,163	17,359	12,144
Refrigerated Foods | Operating segment
Operating profit and other financial information
Sales									4,667,342	4,268,874	4,234,896
Jennie-O Turkey Store
Operating profit and other financial information
Sales									1,672,452	1,601,868	1,549,227
Segment Operating Profit									272,362	222,117	238,298
Assets	857,697				819,343				857,697	819,343	857,682
Additions to Property, Plant and Equipment									25,761	22,863	33,594
Depreciation and Amortization									27,091	26,921	26,144
Jennie-O Turkey Store | Intersegment sales
Operating profit and other financial information
Sales									144,137	123,420	125,575
Jennie-O Turkey Store | Operating segment
Operating profit and other financial information
Sales									1,816,589	1,725,288	1,674,802
Specialty Foods
Operating profit and other financial information
Sales									907,120	932,533	924,472
Segment Operating Profit									71,514	88,873	83,089
Assets	1,013,420				469,599				1,013,420	469,599	506,237
Additions to Property, Plant and Equipment									3,266	3,606	3,779
Depreciation and Amortization									8,999	9,232	9,871
Specialty Foods | Intersegment sales
Operating profit and other financial information
Sales									122	108	133
Specialty Foods | Operating segment
Operating profit and other financial information
Sales									907,242	932,641	924,605
International & Other
Operating profit and other financial information
Sales									534,240	448,181	363,348
Segment Operating Profit									84,745	71,490	49,889
Assets	406,249				361,038				406,249	361,038	224,847
Additions to Property, Plant and Equipment									4,896	2,973	2,794
Depreciation and Amortization									3,541	1,906	1,437
International & Other | Operating segment
Operating profit and other financial information
Sales									$ 534,240	$ 448,181	$ 363,348
Precept Foods, LLC
Operating profit and other financial information
Ownership percentage held by entity in joint venture									50.01%